5. Inventories, net (Sept 2019 Note) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Parts inventory	$ 42,896	$ 44,974
Finished goods inventory	108,348	78,314
Inventory gross	151,244	123,288
Less inventory reserve	(64,966)	(53,501)	$ (27,067)
Inventory, net	$ 82,678	$ 69,787	$ 47,432